Document and Entity Information	Aug. 31, 2020
Risk/Return:
Registrant Name	VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Registrant CIK	0000773675
SEC Form	485BPOS
Period end date	Aug. 31, 2020
Investment Company Type	N-1A
Amendment Flag	false